Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 2,879	$ 2,778	$ 2,714
Intersegment Sales
Disaggregation of Revenue [Line Items]
Revenue	(20)	(14)	(13)
ASC | Prime contractor
Disaggregation of Revenue [Line Items]
Revenue	1,209	1,063	1,027
ASC | Subcontractor
Disaggregation of Revenue [Line Items]
Revenue	712	882	771
ASC | Firm Fixed Price
Disaggregation of Revenue [Line Items]
Revenue	1,667	1,716	1,570
ASC | Flexibly Priced
Disaggregation of Revenue [Line Items]
Revenue	254	229	228
ASC | Intersegment Sales
Disaggregation of Revenue [Line Items]
Revenue	19	13	12
ASC | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue	1,940	1,958	1,810
IMS | Prime contractor
Disaggregation of Revenue [Line Items]
Revenue	174	283	442
IMS | Subcontractor
Disaggregation of Revenue [Line Items]
Revenue	784	550	474
IMS | Firm Fixed Price
Disaggregation of Revenue [Line Items]
Revenue	831	692	763
IMS | Flexibly Priced
Disaggregation of Revenue [Line Items]
Revenue	127	141	153
IMS | Intersegment Sales
Disaggregation of Revenue [Line Items]
Revenue	1	1	1
IMS | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue	959	834	917
United States | ASC
Disaggregation of Revenue [Line Items]
Revenue	1,808	1,763	1,699
United States | IMS
Disaggregation of Revenue [Line Items]
Revenue	913	792	895
International | ASC
Disaggregation of Revenue [Line Items]
Revenue	113	182	99
International | IMS
Disaggregation of Revenue [Line Items]
Revenue	$ 45	$ 41	$ 21